LEASES - Summary of Future Minimum Operating Lease Payments After Adoption, Prior Year (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Year one	$ 17	$ 13
Year two	15	12
Year three	13	10
Year four	10	9
Year five	2	5
Thereafter	2	3
Total undiscounted minimum lease payments	59	52
Less: discounting minimum lease payments to present value	(4)	(3)
Total discounted minimum lease payments	$ 55	$ 49